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FlexShares US Quality Large Cap Index Fund
FlexShares® US Quality Large Cap Index Fund
Investment Objective
The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Northern Trust Quality Large Cap Index SM (the “Underlying Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Under the Fund’s Investment Advisory Agreement, the Fund is responsible for the following other expenses: interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees and their independent legal counsel, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. You will also incur usual and customary brokerage commissions and fees to financial intermediaries when buying or selling shares of the Fund in the secondary market, which are not reflected in the example that follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	FlexShares US Quality Large Cap Index Fund FlexShares US Quality Large Cap Index Fund
Management Fees	0.32%
Distribution (12b-1) Fees	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.33%
Expense Reimbursement	(0.01%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.32%
[1]	Northern Trust Investments, Inc. (“NTI” or the “Investment Adviser”) has contractually agreed to reimburse a portion of the operating expenses of the Fund (other than Acquired Fund Fees and Expenses) to the extent the “Total Annual Fund Operating Expenses” exceed 0.32%. This contractual limitation may not be terminated before March 1, 2022 without the approval of the Fund’s Board of Trustees. The Fund’s Board of Trustees may terminate the contractual agreement at any time if it determines that it is in the best interest of the Fund and its shareholders.

Example
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	FlexShares US Quality Large Cap Index Fund FlexShares US Quality Large Cap Index Fund USD ($)
1 Year	$ 33
3 Years	105
5 Years	184
10 Years	$ 417

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Portfolio turnover may vary from year to year, as well as within a year. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.
Principal Investment Strategies
The Underlying Index is designed to reflect the performance of a selection of companies that, in aggregate, possess greater exposure to quality, value and momentum factors relative to a universe of publicly-traded U.S. large-capitalization equity securities. This universe (the “Starting Universe”) is comprised of the 600 largest companies in the Northern Trust 1250 Index, a float-adjusted market-capitalization weighted index of U.S. domiciled companies. The Underlying Index is designed to include companies with enhanced risk-return characteristics relative to the broader U.S. large-cap equity market by featuring quality, value and momentum risk premiums, which Northern Trust Investments, Inc. (“NTI” or “Investment Adviser”) believes have been historically demonstrated over a full market cycle.
To derive the Underlying Index, NTI, acting in its capacity as index provider (the “Index Provider”), ranks all constituents of the Starting Universe using a Northern Trust proprietary blended multi-factor score. This score is designed to measure companies based on the quantitative assessment of their respective (a) quality (i.e., a factor that seeks to identify companies that exhibit financial strength and stability relative to the Starting Universe; (b) value (i.e., a factor reflecting the current worth a company relative to its own historical value, book value or valuation versus peers); and (c) momentum (i.e., a factor that reflects market sentiment and changes in security price over a given time period). The Index Provider then uses an optimization process to select and weight eligible securities in order to maximize the overall blended multi-factor score relative to the Starting Universe. The optimization also includes sector, industry group and single-security weight constraints so that these index characteristics vary within acceptable bands relative to the Starting Universe. The Underlying Index is governed by published, objective rules for security selection, exclusion, rebalancing and adjustments for corporate actions. The Underlying Index is reconstituted on a quarterly basis. As of December 31, 2020, the Underlying Index was comprised of 153 securities with a market capitalization ranging from $7.6 billion to $2.3 trillion. The composition of the Underlying Index will change over time.
The Underlying Index of the Fund will be rebalanced or reconstituted as described above under normal market conditions. During periods of market disruption or other abnormal market conditions, the rebalancing or reconstitution of the Fund’s Underlying Index may be delayed.
NTI uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. In addition to tracking the performance of the Underlying Index, the Investment Adviser seeks to minimize portfolio turnover and tax inefficiencies.
NTI uses a representative sampling strategy to manage the Fund. “Representative sampling” is investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The Fund may or may not hold all of the securities that are included in the Underlying Index. The Fund reserves the right to invest in substantially all of the securities in its Underlying Index in approximately the same proportions (i.e., replication) if NTI determines that it is in the best interest of the Fund.
The Fund generally will invest under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the securities of its Underlying
Index. The Fund may also invest up to 20% of its assets in cash and cash equivalents, including shares of money market funds advised by NTI or its affiliates, futures contracts and options on futures, as well as securities not included in the Underlying Index, but which NTI believes will help the Fund track its Underlying Index.
The Underlying Index is created and sponsored by NTI, as the Index Provider. NTI also serves as the investment adviser to the Fund. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).
Industry Concentration Policy.
The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Principal Risks
As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.
Equity Securities Risk
is the risk that the values of the equity securities owned by the Fund may be more volatile and underperform other asset classes and the general securities markets.
U.S. Issuer Risk
is the risk that certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.
Large Cap Risk
is the risk that returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller and mid-sized companies. In addition, larger companies may grow more slowly or be slower to respond to business developments than smaller companies.
Information Technology Sector Risk
is the risk that securities of technology companies may be subject to greater price volatility than securities of companies in other sectors. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. Technology companies may also be susceptible to heightened risk of cybersecurity breaches that may affect their security prices. Companies in the technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.
Market Risk
is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, or volatility in the equity markets. Market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness
(including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment could have a significant impact on the Fund and its investments and could result in the Fund’s shares trading at increased premiums or discounts to the Fund’s NAV. An outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, has negatively affected the worldwide economy, the financial health of individual companies and the market in significant and unforeseen ways. The future impact of COVID-19 is currently unknown. The effects to public health, business and market conditions resulting from the COVID-19 pandemic may have a significant negative impact on the performance of the Fund’s investments. During periods of market disruption or other abnormal market conditions, the Fund’s exposure to the risks described elsewhere in this summary will likely increase. Market disruptions, regulatory restrictions or other abnormal market conditions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track its Underlying Index or cause delays in the Underlying Index’s rebalancing or reconstitution schedule. During any such delay, it is possible that the Underlying Index and, in turn, the Fund will deviate from the Underlying Index’s stated methodology and therefore experience returns different than those that would have been achieved under a normal rebalancing or reconstitution schedule. Because the Fund is designed to maintain a high level of exposure to its Underlying Index at all times, it will not take any steps to invest defensively or otherwise reduce the risk of loss during market downturns.
Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively affected. Securities markets may experience great short-term volatility and may fall sharply at times. Different markets may behave differently from each other and a foreign market may move in the opposite direction from the U.S. market.
Price changes may be temporary or last for extended periods. You could lose money over short periods due to fluctuation in the market prices of the Fund’s shares in response to market movements, and over longer periods during market downturns.
Passive Investment Risk
is the risk that the Fund is not actively managed and NTI does not attempt to take defensive positions in any market conditions, including declining markets.
Tracking Error Risk
is the risk that the Fund’s performance may vary substantially from the performance of the Underlying Index. The Fund’s performance may vary from the performance of the Underlying Index for a number of reasons including that the Fund incurs operating expenses that the Underlying Index does not and that the Fund accepts custom baskets. In addition, the Fund employs a representative sampling strategy, and therefore, may incur tracking error to a greater extent than a fund that seeks to replicate an index. The representative sampling strategy used by NTI may fail to produce the intended results.
Momentum Risk
is the risk that securities that have had positive momentum compared to other securities may be more volatile than a broad cross-section of securities or that returns on securities that have previously exhibited positive momentum are less than returns on other securities or the overall stock market. Momentum can turn quickly and cause significant variation from other types of investments.
Value Investing Risk
is the risk that the Fund’s investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, will not appreciate in value as anticipated.
Quality Factor Risk
is the risk that the past performance of companies that have exhibited quality characteristics does not continue or the returns on securities issued by such companies may be less than returns from other styles of investing or the overall stock market. There may be periods when quality investing is out of favor and during which time the Fund's performance may suffer.
Authorized Participant Concentration Risk
is the risk that the Fund may be adversely affected because it has a limited number of institutions that act as authorized participants (“Authorized Participants”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.
Calculation Methodology Risk
is the risk that the Underlying Index’s calculation methodology or sources of information may not provide an accurate assessment of included issuers or correct valuation of securities, nor is the availability or timeliness of the production of the Index guaranteed. A security included in an Underlying Index may not exhibit the characteristic or provide the specific exposure for which it was selected and consequently a Fund's holdings may not exhibit returns consistent with that characteristic or exposure. Unusual market conditions may cause the provider of the Underlying Index to postpone a scheduled rebalance, which could cause the Underlying Index to vary from its normal or expected composition.
Market Trading Risk
is the risk that the Fund faces because its shares are listed on a securities exchange, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of its listing exchange, make trading in the shares inadvisable. The market prices of Fund shares will generally fluctuate in accordance with changes in its NAV, changes in the relative supply of, and demand for, Fund shares, and changes in the liquidity, or the perceived liquidity, of the Fund’s holdings.
Concentration Risk
is the risk that, to the extent the Fund's investments are concentrated in the securities of issuers in a particular region, country, market, industry, sector or asset class, the Fund may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that region, country, market, industry, sector or asset class.
Cyber Security and Operational Risk
is the risk that the Fund and its service providers may experience disruptions that arise from breaches in cyber security, human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund. Failures or breaches of the electronic systems of the Fund, the Investment Adviser, distributor, and other service providers, market makers, index providers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. Among other situations, disruptions (for example, pandemics or health crises) that cause prolonged periods of remote work or significant employee absences at the Fund's service providers could impact the ability to conduct the Fund's operations. The Fund and Investment Adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers, and such third-party service providers may have limited indemnification obligations to the Fund or Investment Adviser. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.
Derivatives Risk
is the risk that derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies and other instruments, may be illiquid or less liquid, more volatile, more difficult to value and leveraged so that small changes in the value of the underlying instrument may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not perform its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
Securities Lending Risk
is the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral.
Valuation Risk
is the risk that the sale price the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues or otherwise.
It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.

Fund Performance
The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated information on the Fund’s performance results can be obtained by visiting flexshares.com.

Calendar Year Total Returns

For the periods in the bar chart above: Best Quarter (6/30/2020): 20.80% Worst Quarter (3/31/2020): -21.73%
Average Annual Total Returns (for the periods ended December 31, 2020)
Average Annual Total Returns - FlexShares US Quality Large Cap Index Fund		One Year	Five Year	Since Inception of Fund	Inception Date of Fund
FlexShares US Quality Large Cap Index Fund		13.64%	11.56%	11.83%	Sep. 23, 2015
FlexShares US Quality Large Cap Index Fund | After Taxes on Distributions		13.17%	11.09%	11.36%
FlexShares US Quality Large Cap Index Fund | After Taxes on Distributions and Sale of Shares		8.28%	9.11%	9.37%
S&P 500 Index	[1]	18.40%	15.21%	15.66%
Northern Trust Quality Large Cap Index℠	[1]	13.93%	11.86%	12.15%
[1]	Reflects no deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement plans. After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of Fund shares.